Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 15, 2024	Dec. 31, 2022	Oct. 31, 2023	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 24, 2025	May 23, 2025	Apr. 16, 2020
Related Party Transactions [Line Items]
Services agreement amount					$ 0	$ 1	$ 6
Initial payment										$ 120
Additional payment										$ 630
Milestone payment due						$ 0	0
Related party cost				$ 2,000			324
Interest rate				4.00%
Percentage of interest			20.00%
Principal amount					2,000
Accrued interest	$ 402				$ 1,150
Ordinary shares (in Shares)	500,000				2,100,000
Sell price per share (in Dollars per share)						$ 0.001
Service total costs					$ 3,636	$ 1,037	1,324
Rasna Therapeutics Inc [Member]
Related Party Transactions [Line Items]
Interest amount		$ 75,000
Short term loan facility		16.00%
Payroll and rent charged					567	531	416
Okyo Pharma Ltd [Member]
Related Party Transactions [Line Items]
Payroll and rent charged					348	744	398
Services agreement amount					140	406	199
Interest rate				16.00%
Ordinary shares (in Shares)								450,000	1,658,560
Sell price per share (in Dollars per share)								$ 2.5	$ 1.75
Accustem Sciences Inc [Member]
Related Party Transactions [Line Items]
Services agreement amount					$ 15	$ 13	$ 18